RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	$ (6)	$ (47)	$ (43)	$ 1
Gains associated with available for sale instruments	1	0	3	0
Losses associated with available for sale instruments	2	0	5	0
Unrealized gains (losses) hedging instruments included in other comprehensive income	27	(89)	(6)	3
Unrealized gains (losses) included in other comprehensive income	120	(98)	37	24
Reclassification adjustments recognized in net income, net	36	13	92	(39)
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(48)	(63)	(164)	(104)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(77)	(79)	(226)	(39)
Reclassification adjustments recognized in net income, net	35	4	88	(51)
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	15	(3)	65	50
Unrealized gains (losses) hedging instruments included in other comprehensive income	95	(2)	222	45
Reclassification adjustments recognized in net income, net	1	9	4	12
Reclassification adjustments recognized in net income	36	49	92	(3)
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	28	1	36	60
Unrealized gains (losses) hedging instruments included in other comprehensive income	9	(8)	(2)	(3)
Tax equity
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	32	2	62	16
Foreign exchange (loss) gain
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(33)	16	(42)	(21)
Foreign exchange swaps – net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	97	(12)	52	16
Reclassification adjustments recognized in net income	0	(44)	0	(44)
Investments in debt and equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	(4)	3	(9)	5
Foreign currency translation
Investment In Equity and Debt Securities [Line Items]
Reclassification adjustments recognized in net income	$ 0	$ 80	$ 0	$ 80